Disclosure of detailed information about intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Intangible assets, Beginning Balance	$ 7,990
Intangible assets, Ending Balance	5,652	$ 7,990
Cost [Member]
Statements [Line Items]
Intangible assets, Beginning Balance	16,458
Intangible assets, Ending Balance	16,458	16,458
Accumulated depreciation [Member]
Statements [Line Items]
Intangible assets, Beginning Balance	8,468	4,608
Amortization	2,338	3,860
Intangible assets, Ending Balance	$ 10,806	$ 8,468